RELATED PARTY TRANSACTIONS - Additional information (Details) - USD ($)				3 Months Ended		11 Months Ended	12 Months Ended
	Mar. 22, 2022	Jun. 26, 2021	Jun. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2022	Feb. 08, 2021
RELATED PARTY TRANSACTIONS
Outstanding of promissory note - related party						$ 78,925
Working capital loans warrant
RELATED PARTY TRANSACTIONS
Common Stock, shares outstanding						0	207,081
Class B Common Stock
RELATED PARTY TRANSACTIONS
Common Stock, shares outstanding				4,253,517		2,875,000	4,253,517
Introducing Advisor Agreement | ARC Group Ltd
RELATED PARTY TRANSACTIONS
Percentage of ownership as consideration for service		5.00%
Threshold period for consideration payable after the closes on business combination or any financing with any Advisor Target or any affiliate of an Advisor Target		6 months
First Amendment to the Introducing Advisor Agreement
RELATED PARTY TRANSACTIONS
Percentage of success fee on any PIPE that was brought by ARC	5.00%
Promissory Note with Related Party
RELATED PARTY TRANSACTIONS
Maximum borrowing capacity of related party promissory note								$ 300,000
Outstanding balance of related party note				$ 0		$ 0	$ 0
Outstanding of promissory note - related party			$ 78,925
Administrative Support Agreement
RELATED PARTY TRANSACTIONS
Expenses per month				10,000			10,000
Administrative Support Agreement | ARC Group Ltd
RELATED PARTY TRANSACTIONS
Expenses per month							120,000
Related party transaction expenses				$ 30,000	$ 30,000	$ 80,000
Related Party Loans
RELATED PARTY TRANSACTIONS
Related party loans convertible up to consummation of a business combination							$ 1,500,000
Sale of stock, price per share				$ 10.00			$ 10.00
Related Party Loans | Working capital loans warrant
RELATED PARTY TRANSACTIONS
Common Stock, shares outstanding				239,081			207,081
Related Party Loans | Over-Allotment Option
RELATED PARTY TRANSACTIONS
Sale of stock, price per share				$ 0.10			$ 0.10
Deposit held in trust account				$ 1,150,000			$ 1,150,000
Business combination, total payments				$ 2,300,000			$ 2,300,000
Founder Shares | Second Amendment to the Introducing Advisor Agreement | Class B Common Stock | ARC Group Ltd
RELATED PARTY TRANSACTIONS
Number of shares granted							1,378,517
Maximum number of shares subject to forfeiture if public stockholders exercise redemption rights							143,766